Segment Information	9 Months Ended
Jul. 29, 2011
Segment Reporting [Abstract]
Segment Information
14.	Segment Information

We have historically operated in two reportable segments: Underground Mining Machinery and Surface Mining Equipment.  Crushing and conveying operating results related to surface applications are reported as part of the Surface Mining Equipment segment, while total crushing and conveying operating results are included with the Underground Mining Machinery segment.  Eliminations include the surface applications of crushing and conveying included in both operating segments. On June 22, 2011 we completed the acquisition of LeTourneau from Rowan Companies, Inc.  LeTourneau historically operated in three business segments, mining equipment, steel products and drilling products.  Results of mining equipment and steel products have been combined with our surface mining equipment segment.  The drilling products segment has been classified as a discontinued operation.

	Underground	Surface
	Mining	Mining
In thousands	Machinery	Equipment	Corporate	Eliminations	Total
Quarter ended July 29, 2011
Net sales	$669,179	$507,552	$-	$(40,379)	$1,136,352

Operating income (loss)	156,437	113,760	(24,392)	(9,813)	235,992
Interest and reorganization items	-	-	(6,032)	-	(6,032)
Income from continuing operations before income taxes	$156,437	$113,760	$(30,424)	$(9,813)	$229,960

Depreciation and amortization	$10,618	$8,344	$59	$-	$19,021

Capital expenditures	$8,546	$12,745	$800	$-	$22,091

Quarter ended July 30, 2010
Net sales	$510,817	$372,942	$-	$(33,757)	$850,002

Operating income (loss)	107,084	82,857	(9,541)	(7,974)	172,426
Interest and reorganization items	-	-	(4,084)	-	(4,084)
Income before income taxes	$107,084	$82,857	$(13,625)	$(7,974)	$168,342

Depreciation and amortization	$10,329	$5,179	$33	$-	$15,541

Capital expenditures	$12,590	$6,598	$13	$-	$19,201

Nine months ended July 29, 2011
Net sales	$1,828,481	$1,333,372	$-	$(93,240)	$3,068,613

Operating income (loss)	406,807	290,673	(50,548)	(23,080)	623,852
Interest and reorganization items	-	-	(13,635)	-	(13,635)
Income from continuing operations before income taxes	$406,807	$290,673	$(64,183)	$(23,080)	$610,217

Depreciation and amortization	$30,769	$19,725	$175	$-	$50,669

Capital expenditures	$39,359	$35,030	$800	$-	$75,189

Nine months ended July 30, 2010
Net sales	$1,478,835	$1,084,555	$-	$(87,944)	$2,475,446

Operating income (loss)	284,571	240,248	(32,677)	(21,616)	470,526
Interest and reorganization items	-	-	(13,605)	-	(13,605)
Income before income taxes	$284,571	$240,248	$(46,282)	$(21,616)	$456,921

Depreciation and amortization	$29,339	$15,439	$92	$-	$44,870

Capital expenditures	$25,253	$25,953	$119	$-	$51,325